Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Components Of Other Comprehensive Income And The Related Income Tax Effects) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Derivative instruments accounted for as hedges	$ 3	$ 7
Change in unrealized fair value of derivatives designated as cash flow hedges, Income taxes	(1)	(2)
Derivative instruments accounted for as hedges, net of tax	2	5
Adjustment for hedged itmes recognized in the period, Amount	(3)	4
Adjustment for hedged itmes recognized in the period, Income taxes	1	(1)
Change in unrealized fair value of derivatives designated as cash flow hedges, Net	(2)	3
Share of other comprehensive income of associates, Amount	(13)	10
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	(13)	10
Items that may subsequently be reclassified to net income, Amount	(16)	21
Items that may subsequently be reclassified to net income, Income taxes	0	(3)
Items that may subsequently be reclassified to net income, Net	(16)	18
Remeasurements on employee benefit plans, Amount	(52)	101
Remeasurements on employee benefit plans, Income taxes	13	(27)
Remeasurements on employee benefit plans, Net	(39)	74
Other comprehensive income, Amount	(68)	122
Other comprehensive income, Income taxes	13	(30)
Other comprehensive income (loss)	(55)	$ 92
Reclassification of accumulated exchange differences to income related to the sale of a foreign operation, Amount	$ (3)